REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 7 -    REVENUE FROM CONTRACTS WITH CUSTOMERS
Remaining Unsatisfied Performance Obligations (“RUPO”)
As of December 31, 2021, the Company’s backlog relating to unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was $772.1 million. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next three years.
Disaggregation of revenues
The Company assesses revenues based upon the nature or type of goods or services it provides and the geographic location of the related businesses. The geographic locations are consistent with the reportable segments. For more information on the reportable segments, see Note 14, “Segment Reporting”. The following table presents disaggregated revenue information:

	Six months ended December 31, 202 1
	PRC	Non-PRC	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Integrated solutions contract revenue	$250,144	40,924	291,068
Product sales	18,964	553	19,517
Maintenance service contracts	56,062	35	56,097
Extended warranty service revenue	2,954	—	2,954

Total	$328,124	41,512	369,636

Contract assets and contract liabilities
Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company includes the following in the contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost
method, which are included in the consolidated balance sheets as “costs and estimated earnings in excess of billing”; and (ii) accounts receivable retention amounts which were held by customers from Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period.

Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the consolidated balance sheets as deferred revenue.
These contract assets and liabilities are calculated on a
contract-by-contract
basis and reported on a net basis at the end of reporting period. The Company recognized revenue of $72,131 for the six months ended December 31, 2021, which was previously deferred and included in the contract liability at the beginning of the year. This revenue was driven primarily by performance obligations satisfied.
Contract assets and contract liabilities are summarized below:

	June 30, 2021	December 31, 2021
		(Unaudited)
Contract assets, current	$202,462	229,767
Contract assets, non-current	5,627	7,040
Contract liabilities	185,596	209,649
The increase in contract assets was primarily due to new contracts and timing of revenue recognized relative to its billings. The increase in contract liabilities was primarily due to an increase in the receipt of advance payments and the timing of contractual milestones. No other factors materially impacted the change in the contract liabilities balance.